Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued and Other Liabilities	Accrued and Other Liabilities
Accrued and other liabilities consisted of the following as of December 31:

	2024	2023
Compensation and benefits	$12,542	$23,604
Derivative liabilities	5,701	304
Accrued freight	3,243	2,679
Taxes payable	2,122	5,020
Accrued legal and professional fees	1,694	1,535
Customer tooling projects	1,259	1,217
Warranty costs	1,207	1,458
Other	4,557	9,019
	$32,325	$44,836